TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Apr-13 Page 1 of 3

Payment Determination Statement Number	31
Distribution Date	08-Apr-13
Record Date	07-Apr-13

Dates Covered	From and	To and Including
Collections Period	01-Mar-13	31-Mar-13
Accrual Period	08-Mar-13	07-Apr-13
30/360 Days	30
Actual/360 Days	31

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance—Beginning of Period	51,236	$236,862,665.71
Collections of Installment Principal		19,802,869.74
Collections Attributable to Full Payoffs		7,664,732.77
Principal Amount of Repurchases		7,314.68
Principal Amount of Gross Losses		663,965.05

Pool Balance—End of Period(EOP)	47,261	$208,723,783.47

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)		9.94%

Ending Overcollateralization(O/C) Amount		$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		201.312%
Ending Reserve Account Balance		$10,504,202.58

Net Credit Losses		$286,017.80	Trigger	Compliance?
Net Credit Loss Percentage		1.644%	8.00%	Yes
Cumulative Net Credit Losses		$34,529,655.02
Cumulative Recovery Ratio		53.519%

		$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent		$6,415,522.78	3.074%	1,265
61-90 Days Delinquent		679,307.42	0.325%	109
91-120 Days Delinquent		146,346.69	0.070%	19
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		435,041.79	0.208%	54
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount		$1,260,695.90
60+ Days Delinquency Ratio (3 mos weighted avg.)		0.75363%

		Current Month	Prior Month

Weighted Average A.P.R.		7.557%	7.549%
Weighted Average Remaining Term (months)		13.69	14.28
Weighted Average Seasoning (months)		57.84	57.05

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Apr-13 Page 2 of 3

Cash Sources
Collections of Installment Principal	$19,802,869.74
Collections Attributable to Full Payoffs	7,664,732.77
Principal Amount of Repurchases	7,314.68
Recoveries on Loss Accounts	949,982.85
Collections of Interest	1,422,120.30
Investment Earnings	0.94
Reserve Account Draw	0.00

Total Sources	$29,847,021.28

Cash Uses
Servicer Fee	$197,385.55
Backup Servicer Fee	2,500.00
A Note Interest	0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	0.00
Second Priority Principal Distribution Amount	0.00
C Note Interest	37,627.73
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	28,138,882.24
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	1,150,176.69

Total Cash Uses	$29,847,021.28

Administrative Payment
Total Principal and Interest Sources	$29,847,021.28
Investment Earnings in Trust Account	(0.94)
Daily Collections Remitted	(29,847,020.34)
Reserve Account Draw	0.00
Servicer Fee	(197,385.55)
Distribution to Class E Noteholders	(1,150,176.69)

Payment Due to/(from) Trust Account	($1,347,562.24)

O/C Release (Prospectus pg S42)
Pool Balance	$208,723,783.47

Total Securities	$103,681,757.70

Adjusted O/C Amount	$105,042,025.77

Target Overcollateralization Amount	$105,042,025.77

O/C Release Period?	Yes

O/C Release	$1,150,176.69

Current Net Credit Loss Percentage	1.644%

If Net Credit Loss Percentage is	Required O/C
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Apr-13 Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class B 82,983,000.00 @ 1.65%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class C 80,882,000.00 @ 2.00%	22,576,639.94	0.00	0.0000000	22,576,639.94	279.1305846	37,627.73	0.4652176
Class D 109,244,000.00 @ 3.52%	109,244,000.00	103,681,757.70	949.0842307	5,562,242.30	50.9157693	320,449.07	2.9333334

Total Notes	$131,820,639.94	$103,681,757.70		$28,138,882.24		$358,076.80

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager                                 01-Apr-13

(248) 427-2557                        Date